Filed pursuant to Rule 497(e)
File Nos. 811-22871, 333-190020

HATTERAS PE INTELLIGENCE FUND
a series of HCIM Trust

February 12, 2015

Supplement to the
Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)
each dated April 30, 2014, as previously supplemented

Effective immediately, the Hatteras PE Intelligence Fund is closed to new purchases.

Please retain this Supplement with your Summary Prospectus, Prospectus and SAI.